Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Costs Incurred for Oil and Gas Producing Activities (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Argentina [member]
Disclosure of information about consolidated structured entities [Line Items]
Acquisition of unproved properties	$ 0	$ 0	$ 0
Acquisition of proved properties	154	2,093
Exploration costs	3,302	2,922	4,029
Development costs	39,039	49,302	44,753
Total costs incurred	42,495	54,317	48,782
Other foreign [Member]
Disclosure of information about consolidated structured entities [Line Items]
Acquisition of unproved properties	0	0	0
Exploration costs	149	517	440
Development costs		25	84
Total costs incurred	149	542	524
Worldwide [Member]
Disclosure of information about consolidated structured entities [Line Items]
Acquisition of unproved properties	0	0	0
Acquisition of proved properties	154	2,093
Exploration costs	3,451	3,439	4,469
Development costs	39,039	49,327	44,837
Total costs incurred	$ 42,644	$ 54,859	$ 49,306